Parent Company Only Condensed Financial Information - Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Parent Company Only Condensed Financial Information
Net Cash provided by/ (used in) Operating Activities			¥ (682,675)	$ (98,980)	¥ (2,589,040)	¥ (1,611,788)
Purchase of short-term investments					(1,417,426)	(2,991,232)
Maturity of short-term investment			580,469	84,160	661,255	2,872,106
Net Cash used in Investing Activities			581,245	84,273	(907,828)	(235,009)
Proceeds from issuance of convertible redeemable preferred shares, net					2,246,824	1,136,109
Proceeds from issuance of convertible note and loan						278,870
Proceeds from issuance of ordinary shares, net of issuance costs	¥ 1,600,300	$ 247,200			1,621,154
Repayment of convertible note and loan					(259,020)
Net Cash provided by/ (used in) Financing Activities			(929,966)	(134,832)	3,691,165	2,274,980
Effect of exchange rate changes on cash and cash equivalents			(16,319)	(2,365)	(20,008)	(66,899)
Net increase/ (decrease) in cash, cash equivalents and restricted cash			(1,047,715)	(151,904)	174,289	361,284
Cash, cash equivalents and restricted cash at beginning of the year			1,096,671	159,002	922,382	561,098
Cash, cash equivalents and restricted cash at end of the year			48,956	7,098	1,096,671	922,382
Parent Company
Parent Company Only Condensed Financial Information
Net Cash provided by/ (used in) Operating Activities			(13,428)	(1,947)	(10,440)	9,489
Prepayments and investments in subsidiaries and consolidated VIEs					(3,678,724)	(1,226,420)
Purchase of short-term investments					(115,146)
Maturity of short-term investment			(3,989)	(578)
Net Cash used in Investing Activities			(3,989)	(578)	(3,793,870)	(1,226,420)
Proceeds from issuance of convertible redeemable preferred shares, net					2,246,824	1,136,109
Proceeds from issuance of convertible note and loan						278,870
Proceeds from issuance of ordinary shares, net of issuance costs					1,621,154
Repayment of convertible note and loan					(259,020)
Net Cash provided by/ (used in) Financing Activities					3,608,958	1,414,979
Effect of exchange rate changes on cash and cash equivalents			(751)	(109)	4,675	(97,078)
Net increase/ (decrease) in cash, cash equivalents and restricted cash			(18,168)	(2,634)	(190,677)	100,970
Cash, cash equivalents and restricted cash at beginning of the year			18,206	2,640	208,883	107,913
Cash, cash equivalents and restricted cash at end of the year			¥ 38	$ 6	¥ 18,206	¥ 208,883